Share capital (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2020 shares
Ordinary share capital
Shares issued | shares	3,462,087,722	3,524,635,722	3,702,422,995		3,859,055,395
Par value of shares | $ / shares	$ 0.10
Share capital	$ 346,208,772.20
Shares issued / (canceled) | shares	(62,548,000)	(177,787,273)	(156,632,400)
Cancellation of treasury shares related to the share repurchase program	$ 0	$ 0	$ 0
Cancellation of second trading line treasury shares | shares	62,548,000	177,787,273	(156,632,400)
Par value per share before alignment with entity's presentation currency | SFr / shares				SFr 0.10
Conditional share capital
Additional shares that could have been issued to fund UBS's employee share option programs | shares	121,705,830
Value of available shares to fund UBS employee share option programs	$ 12,170,583
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | shares	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	$ 38,000,000
Share capital
Ordinary share capital
Cancellation of treasury shares related to the share repurchase program	(7,000,000)	$ (18,000,000)	$ (16,000,000)
Treasury shares
Ordinary share capital
Cancellation of treasury shares related to the share repurchase program	$ 1,115,000,000	$ 3,022,000,000	$ 2,044,000,000